Equity - Distributions (Details) - USD ($) $ / shares in Units, $ in Millions				6 Months Ended	12 Months Ended
	Jun. 08, 2022	May 19, 2022	Nov. 04, 2021	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners per share (in dollars per share)		$ 0.09	$ 0.03
Percentage of net income paid to shareholders through dividends				80.00%
Dividends paid, ordinary shares				$ 12.1	$ 0.0
Dividend payables (in dollar per share)	$ 0.06
Share premium
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners per share (in dollars per share)		$ 0.03